RELATED PARTY DISCLOSURE (Tables)	6 Months Ended
Jun. 30, 2022
Related party [Abstract]
Schedule of related party transactions
The following table presents the related party transactions included in the interim condensed consolidated statements of operations and comprehensive loss:

(in millions)	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Purchases from: *
SMP	$13	$13	$27	$29

Other transactions with:
SMP (reimbursement of expenses and contribution of tools)	$12	$11	$22	$22
* Purchases from SMP were primarily comprised of wafer purchases.